Note 10 - Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS (note 10)	$ 2,300	$ 2,218
Deferred Charges [Member]
OTHER ASSETS (note 10)	1,053	867
Land Use Rights [Member]
OTHER ASSETS (note 10)	706	724
Refundable Deposits [Member]
OTHER ASSETS (note 10)	421	443
Deferred Income Tax Assets, Noncurrent [Member]
OTHER ASSETS (note 10)	$ 120	$ 184